Supplemental Financial Information - Revenue Disaggregated by Sales Channel (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017 [2]	Dec. 31, 2016 [2]
Disaggregation Of Revenue [Line Items]
Total revenue	[1]	$ 9,407	$ 9,256	$ 9,498
Distributors [Member]
Disaggregation Of Revenue [Line Items]
Total revenue		4,865	4,734	4,644
Original Equipment Manufacturers and Electronic Manufacturing Services [Member]
Disaggregation Of Revenue [Line Items]
Total revenue		4,157	4,129	4,662
Other [Member]
Disaggregation Of Revenue [Line Items]
Total revenue	[3]	$ 385	$ 393	$ 192

[1]	Revenue attributed to geographic areas is based on the customer’s shipped-to location (except for intellectual property license revenue which is attributable to the Netherlands).
[2]	As noted above, prior period amounts have not been adjusted for the impact of adopting ASC 606 under the modified retrospective method.
[3]	Represents revenues in Corporate and Other for other services.